Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q1PH

Statement of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Statement of Investments 9

Franklin New York Tax-Free Trust
Statement of Investments (unaudited), December 31, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.0%
Florida 0.6%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... $ 4,968,000 $ 5,001,832
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 848,178
5,850,010
Georgia 0.3%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 1,001,642
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,945,055
2,946,697
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,626,538
GO, 2017 D, 5%, 11/01/27 ........................................... 1,200,000 1,453,156
GO, 2020, 5.5%, 5/01/30 ............................................ 1,600,000 2,093,423
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 913,950
9,087,067
New York 92.0%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,837,492
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,770,869
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,177,238
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 5,325,385
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/22 ............ 100,000 101,532
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 104,791
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 129,217
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 121,399
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 123,674
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 114,295
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 115,961
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 115,120
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 114,440
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 113,990
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,245,474
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,588,342
City of New York ,
GO, 2012 D-1, 5%, 10/01/24 ......................................... 5,000,000 5,018,512
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,170,757
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 10,432,750
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,280,653
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 6,306,886
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,962,217
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,394,396
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,298,628
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,171,591
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,914,595
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/22 ...... 175,000 178,876
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/23 ...... 175,000 186,328
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 182,782
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 186,194

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... $ 150,000 $ 189,066
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 255,783
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,203,164
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,348,760
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,379,502
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,491,486
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,531,809
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,217,421
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 921,625
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 650,559
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. 1,000,000 1,156,609
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 953,771
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 917,987
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 1,059,577
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 413,065
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 666,598
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 629,046
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,157,226
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,405,060
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,900,972
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,304,810
Revenue, 2021 A, Refunding, 5%, 9/01/30 ............................... 3,000,000 3,947,479
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,171,240
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 10,925,733
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,683,192
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 5,947,129
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 9,717,720
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 50,000,000 40,993,780
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,163,665
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,259,446
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,300,694
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 10,213,104
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,339,316
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 5,832,142
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,662,245
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,173,994
Water & Sewer System, Revenue, 2014 DD, ETM, 5%, 6/15/23 ............... 6,000,000 6,414,834
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,657,120
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 11,540,511
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,754,557
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,848,091
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,222,931
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,738,034
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 3,244,108

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. $ 20,000,000 $ 21,240,488
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,625,300
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,420,408
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,688,558
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 10,070,120
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,460,459
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,073,601
Future Tax Secured, Revenue, 2012 E-1, 5%, 2/01/23 ...................... 5,000,000 5,019,436
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,778,623
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 12,862,076
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,618,256
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,785,205
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,607,660
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 2,001,980
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 18,806,483
New York Municipal Bond Bank Agency , Revenue , 2009 C-1 , AGMC Insured , 5% ,
2/15/22 ......................................................... 425,000 426,276
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 215,000 215,790
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 863,024
Revenue, 2012 A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 6,648,342
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,826,098
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,313,576
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 658,821
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 778,547
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,268,391
City of New York, Revenue, 2010 A, 3.5%, 5/15/22 ......................... 2,000,000 2,005,084
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 2,000,000 2,005,075
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,173
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 9,484,984
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,280,221
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 1,015,717
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,189,879
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/23 ...................... 275,000 289,197
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 310,462
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 337,098
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 374,855
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... 325,000 382,807
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 329,645
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 335,449
c
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 402,774
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 347,555
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 434,571
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 347,248
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 347,454
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 6,495,000 6,833,229
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,250,000

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... $ 1,350,000 $ 1,648,077
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,579,838
New York University, Revenue, 2019 A, 5%, 7/01/37 ........................ 6,040,000 7,741,821
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,830,559
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,109,537
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,075,166
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,258,036
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 863,227
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 829,088
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 597,923
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,150,987
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,761,206
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 228,775
State of New York Personal Income Tax, Revenue, 2014 A, 5%, 2/15/25 ......... 5,000,000 5,483,095
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 11,981,871
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 11,447,231
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,837
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,898,821
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,354,861
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 12,283,637
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,259,081
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,740,313
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/26 ............ 8,000,000 8,141,127
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,223,380
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,246,496
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 6,275,011
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,218,092
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,000,000
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,306,178
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,287,070
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,145,483
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,086,940
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,516,624
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 890,893
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 1,168,197
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 628,793
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 192,129
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 510,602
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,126,607
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/27 ... 875,000 1,063,295
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/28 ... 1,865,000 2,316,863
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,985,519
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/30 ... 5,135,000 6,621,522
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 2,350,000 3,010,994
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 2,365,000 3,032,909
Niagara Falls Public Water Authority , Revenue , 2013 A , BAM Insured , 5% , 7/15/29 ..
7,060,000 7,549,654
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 413,600
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... 320,000 407,694

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp., (continued)
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. $ 535,000 $ 618,560
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 715,238
c
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 810,665
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 6,438,579
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 2,979,064
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,636,568
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 10,557,134
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 18,690,689
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 2,073,077
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 300,000 388,181
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 500,000 644,110
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 285,868
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 258,123
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 5,470,859
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/28 ............................. 2,200,000 2,756,037
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,881,683
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,960,490
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,664,719
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,594,914
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,798,903
Revenue, 2021, Refunding, 5%, 7/01/31 ................................. 1,000,000 1,293,059
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 4,044,730
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 12,018,122
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,710,528
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,914,492
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 341,411
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 484,663
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 283,195
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 418,568
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,853,959
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,555,927
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,410,940
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,004,831
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,306,594
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 6,730,820
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,677,111
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,157,156
831,579,566
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,700,000 1,704,173
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,702,767

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 10 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. $ 2,000,000 $ 2,002,119
5,409,059
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 194,142
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 194,232
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 263,964
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 239,370
891,708
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,704,173
Wisconsin 1.0%
a
Public Finance Authority ,
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 6,000,000 5,994,478
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,154,483
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,571,278
8,720,239
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 880,000 940,177
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 280,000 303,655
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 540,000 582,733
1,826,565
Total U.S. Territories .................................................................... 1,826,565
Total Municipal Bonds (Cost $814,695,764) .....................................
868,015,084
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
New York 1.6%
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2003 A-4 ,
Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.07% , 11/01/29 ........... 5,000,000 5,000,000
d
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.08% , 1/01/32 ..................... 9,690,000 9,690,000
14,690,000
Total Municipal Bonds (Cost $14,690,000) ......................................
14,690,000
Total Short Term Investments (Cost $14,690,000 ) ................................
14,690,000
a
Total Investments (Cost $829,385,764) 97.6% ...................................
$882,705,084
Other Assets, less Liabilities 2.4% .............................................
21,560,755
Net Assets 100.0% ...........................................................
$904,265,839

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $20,131,175, representing 2.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.